Related party transactions - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Accounting fees	$ 31,132	$ 28,709
Directors' fees	71,427
Management fees	160,500	163,819
Stock-based compensation	355,333	283,194
Key management personnel compensation	$ 618,392	$ 475,722